Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3,4] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3,4] ($)	Value of Initial Fixed $100 Investment based on:[5]		Net Income ($ Millions)	Adjusted EBITDA[6] ($ Millions)
					TSR ($)	Peer Group TSR ($)
2026	403,019	403,019	6,429,468	5,123,009	112	137	(298.2)	1,401.6
2025	106,457	106,457	6,445,720	18,396,613	117	129	(4,478.9)	901.0
2024	274,074	274,074	5,788,486	6,261,216	84	121	(3,744.2)	845.2
2023	115,015	115,015	6,495,652	4,231,852	68	97	(1,124.7)	940.6
2022	142,996	142,996	3,316,198	2,134,073	87	107	418.0	827.2

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Strauss Zelnick was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented were Lainie Goldstein, Karl Slatoff, and Daniel Emerson.
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the RDG Technology Composite Index, which we have also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended March 31, 2026. The comparison assumes $100 was invested for the period starting March 31, 2021, through the end of the listed fiscal year in the Company and in the RDG Technology Composite Index, respectively.
Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 403,019	$ 106,457	$ 274,074	$ 115,015	$ 142,996
PEO Actually Paid Compensation Amount	$ 403,019	106,457	274,074	115,015	142,996
Adjustment To PEO Compensation, Footnote	Messrs. Zelnick and Slatoff were compensated for their respective services to the Company under the 2022 Management Agreement and, prior to May 23,
2022, the 2017 Management Agreement. The provisions of the 2022 Management Agreement and the 2017 Management Agreement establish the payments and benefits to which ZMC is entitled as consideration for providing the services set forth therein. In general, in connection with their provision of services to the
Company, the actual amount of compensation received by Messrs. Zelnick and Slatoff is determined in the sole discretion of ZMC and without the Company’s knowledge, except that, under the terms of the 2022 Management Agreement and the 2017 Management Agreement, Mr. Zelnick may not receive more than
60% of the payments and benefits made to ZMC and Mr. Slatoff may not receive more than 40% of the payments and benefits made to ZMC. Amounts paid by
ZMC to Messrs. Zelnick and Slatoff are not included in this disclosure.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the
Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2026	403,019	—	—	403,019

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	6,429,468	(4,095,163)	2,788,704	5,123,009
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2026	—	—	—	—	—	—	—

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	3,679,497	(1,780,616)	—	889,823	—	—	2,788,704

Non-PEO NEO Average Total Compensation Amount	$ 6,429,468	6,445,720	5,788,486	6,495,652	3,316,198
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,123,009	18,396,613	6,261,216	4,231,852	2,134,073
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
Messrs. Zelnick and Slatoff were compensated for their respective services to the Company under the 2022 Management Agreement and, prior to May 23,
2022, the 2017 Management Agreement. The provisions of the 2022 Management Agreement and the 2017 Management Agreement establish the payments and benefits to which ZMC is entitled as consideration for providing the services set forth therein. In general, in connection with their provision of services to the
Company, the actual amount of compensation received by Messrs. Zelnick and Slatoff is determined in the sole discretion of ZMC and without the Company’s knowledge, except that, under the terms of the 2022 Management Agreement and the 2017 Management Agreement, Mr. Zelnick may not receive more than
60% of the payments and benefits made to ZMC and Mr. Slatoff may not receive more than 40% of the payments and benefits made to ZMC. Amounts paid by
ZMC to Messrs. Zelnick and Slatoff are not included in this disclosure.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the
Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2026	403,019	—	—	403,019

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	6,429,468	(4,095,163)	2,788,704	5,123,009
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2026	—	—	—	—	—	—	—

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	3,679,497	(1,780,616)	—	889,823	—	—	2,788,704

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder
Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation
Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the
Company and the RDG Technology Composite Index.

Compensation Actually Paid vs. Net Income	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation
Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal year.

Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation
Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder
Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation
Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the
Company and the RDG Technology Composite Index.

Tabular List, Table	Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our NEOs for fiscal 2026 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA
Relative TSR
Recurrent Consumer Spending

Total Shareholder Return Amount	$ 112	117	84	68	87
Peer Group Total Shareholder Return Amount	137	129	121	97	107
Net Income (Loss)	$ (298,200,000)	$ (4,478,900,000)	$ (3,744,200,000)	$ (1,124,700,000)	$ 418,000,000.0
Company Selected Measure Amount	1,401,600,000	901,000,000.0	845,200,000	940,600,000	827,200,000
PEO Name	Strauss Zelnick
Additional 402(v) Disclosure	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our NEOs in fiscal 2026. Adjusted EBITDA is a non-GAAP measure, which is defined as GAAP net income (loss) excluding the change in deferred net revenue and related cost of revenue, stock-based compensation, business reorganization, interest expense (income), depreciation and amortization, amortization and impairment of intangible assets, bonus, income taxes, fair value adjustments related to certain equity investments and acquisition-related costs. A reconciliation of GAAP net income to Adjusted EBITDA for fiscal 2026 is provided in Annex A. Adjusted EBITDA may not have been the most important financial performance measure in prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Recurrent Consumer Spending
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,095,163)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,788,704
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,679,497
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,780,616)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	889,823
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0